Stock-based Compensation - Range of exercise prices (Details)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Range of exercise prices
Number of stock outstanding | shares	1,832,639
Weighted average remaining contractual term (in years)	8 years 5 months 23 days
Weighted average exercise price (in dollars per share)	$ 7.04
Number of exercisable options | shares	535,416
Weighted average exercise price (in dollars per share)	$ 5.53
Exercise price $ 4.59 to $6.05
Range of exercise prices
Exercise Price Range, Lower Range Limit	4.59
Exercise Price Range, Upper Range Limit	$ 6.05
Number of stock outstanding | shares	650,851
Weighted average remaining contractual term (in years)	7 years 3 months 4 days
Weighted average exercise price (in dollars per share)	$ 4.79
Number of exercisable options | shares	309,174
Weighted average exercise price (in dollars per share)	$ 4.59
Exercise price $ 6.14 to $6.88
Range of exercise prices
Exercise Price Range, Lower Range Limit	6.14
Exercise Price Range, Upper Range Limit	$ 6.88
Number of stock outstanding | shares	930,958
Weighted average remaining contractual term (in years)	9 years 4 months 2 days
Weighted average exercise price (in dollars per share)	$ 6.59
Number of exercisable options | shares	143,650
Weighted average exercise price (in dollars per share)	$ 6.41
Exercise price $ 7.52 to $30.51
Range of exercise prices
Exercise Price Range, Lower Range Limit	7.52
Exercise Price Range, Upper Range Limit	$ 30.51
Number of stock outstanding | shares	250,830
Weighted average remaining contractual term (in years)	8 years 5 months 9 days
Weighted average exercise price (in dollars per share)	$ 14.54
Number of exercisable options | shares	82,592
Weighted average exercise price (in dollars per share)	$ 7.52